Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 141,033		$ 193,731		$ 26,033	$ 0